Filed pursuant to Rule 497(e)
Under the Securities Act of 1933.
File No. 33-27925
File No. 811-8231



		Spirit of America Investment Fund


	Supplement dated May 7, 1999 to Prospectus dated February 26, 1999.



The following information supplements and replaces any contrary information contained in the section of Fund's Prospectus entitled "How to Purchase Shares":


Effective May 10, 1999, the minimum initial investment for Class A shares and Class B shares is $500.

Effective May 10, 1999, please send any subsequent investments you wish to make by mail to:

			First Data Investor Services Group, Inc.
			P.O. Box 61767
			King of Prussia, PA 19406

Effective May 10, 1999, investments made by bank wire should be sent using the following instructions:

			Boston Safe Deposit & Trust
			ABA#:  011001234
			Credit:  Spirit of America Investment Fund, Inc.
			Acct#:  182095
			FBO:    (Insert Shareholder name and new account number from
				     confirmation received with letter to shareholders dated May 14, 1999)

Please note that when making an initial purchase by wire, you must first telephone the transfer agent at (800) 452-4892 or (610) 239-4600 to receive an account number.



INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE












FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903

May 7, 1999

SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 50549

Re:	SPIRIT OF AMERICA INVESTMENT FUND, INC. (the "Registrant")
	File No.  33-27925
	File No.  811-8231

To the Staff of the Commission:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated May 7, 1999 to the Prospectus dated February 26, 1999.

The purpose of this filing is to make certain revisions regarding the address of the transfer agent and the wiring instructions. This filing also serves to reduce the minimum initial investment from $1,000 to $500.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4727.

Thank you for your courtesy and cooperation.

Sincerely,


Thomas N. Calabria
Compliance Administrator

cc:	Dan Chafetz (Compliance officer, Spirit of America Management, Inc.)
	Ruthann Niosi, Esq.